Restricted Net Assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	Feb. 29, 2020 CNY (¥)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2018 CNY (¥)
Restricted Net Assets [Abstract]
Restricted net assets	¥ 92,363	$ 13,212	¥ 81,539	¥ 62,540